Land Use Rights (Details 1)	Jun. 30, 2018 USD ($)
Twelve months ending June 30,
2019	$ 49,582
2020	49,582
2021	49,582
2022	49,582
2023	49,582
Thereafter	1,784,436
Total	$ 2,032,346